Consolidated Statements of Cash Flows $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2020 MXN ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)
Operating activities
Profit before income tax	$ 67,393,109	$ 3,379	$ 121,346,988	$ 100,993,902
Items not requiring the use of cash:
Depreciation property, plant and equipment and right-of-use assets	143,691,770	7,203	138,386,952	129,115,727
Amortization of intangible and other assets	20,551,913	1,030	20,528,258	26,596,853
Equity interest in net (loss) income of associated companies	287,006	14	17,609	(267)
Loss on sale of property, plant and equipment	257,330	13	119,272	664,777
Net period cost of labor obligations	18,085,954	907	16,609,565	13,989,100
Foreign currency exchange loss (income), net	59,923,928	3,005	(7,250,635)	6,148,612
Interest income	(5,062,036)	(254)	(6,284,672)	(10,646,169)
Interest expense	38,661,740	1,938	37,911,339	31,771,433
Employee profit sharing	2,066,066	105	1,618,695	1,500,342
Loss in valuation of derivative financial instruments, capitalized interest expense and other, net	(13,678,083)	(686)	(9,202,167)	(7,518,445)
Gain on net monetary positions	(3,262,512)	(164)	(4,267,194)	(4,429,145)
Working capital changes:
Subscribers, distributors, recoverable taxes, contract assets and other, net	3,129,237	157	6,800,942	(15,420,291)
Prepaid expenses	20,925	1	9,079,931	3,264,685
Related parties	421,337	21	476,671	38,426
Inventories	11,618,280	582	(2,095,622)	(3,232,136)
Other assets	(2,613,460)	(131)	(6,597,262)	(6,081,740)
Employee benefits	(18,795,532)	(942)	(20,224,276)	(14,235,549)
Accounts payable and accrued liabilities	11,531,391	578	(16,811,135)	23,997,632
Employee profit sharing paid	(2,436,223)	(122)	(2,187,316)	(1,013,799)
Financial instruments and other	2,606,938	131	(1,774,932)	5,286,290
Deferred revenues	3,198,018	160	(636,221)	38,243
Interest received	3,946,110	198	1,008,076	1,215,800
Income taxes paid	(60,715,663)	(3,044)	(42,294,398)	(33,713,753)
Net cash flows provided by operating activities	280,827,543	14,079	234,278,468	248,330,528
Investing activities
Purchase of property, plant and equipment	(108,907,418)	(5,459)	(132,884,335)	(143,888,033)
Acquisition of intangibles	(20,647,571)	(1,035)	(18,962,856)	(7,933,647)
Dividends received	2,122,826	106	1,773,336	2,622,237
Proceeds from sale of plant, property and equipment	162,060	8	344,924	178,532
Acquisition of businesses, net of cash acquired	(152,896)	(8)	(13,330,651)	(310,604)
Partial sale of shares of associated company	601,509	30	36,478	548,484
Investments in associate companies	(64,341)	(3)	(56,985)
Short-term disinvestments	(8,671,662)	(435)
Net cash flows used in investing activities	(135,557,493)	(6,796)	(163,080,089)	(148,783,031)
Financing activities
Loans obtained	277,515,598	13,911	118,082,256	155,263,221
Repayment of loans	(330,607,399)	(16,573)	(109,808,816)	(189,314,144)
Payment of liability related to right-of-use of assets	(29,623,565)	(1,485)	(26,765,075)
Interest paid	(28,421,734)	(1,425)	(28,046,695)	(30,869,017)
Repurchase of shares	(5,076,119)	(254)	(435,713)	(511,421)
Dividends paid	(9,592,253)	(481)	(24,248,145)	(22,369,793)
Redemption of hybrid bond				(13,440,120)
Acquisition of non-controlling interests	(1,104,662)	(55)	(83,055)	(115,821)
Net cash flows used in financing activities	(126,910,134)	(6,362)	(71,305,243)	(101,357,095)
Net increase (decrease) in cash and cash equivalents	18,359,916	921	(106,864)	(1,809,598)
Adjustment to cash flows due to exchange rate fluctuations, net	(2,187,665)	(110)	(1,807,442)	(800,913)
Cash and cash equivalents at beginning of the year	19,745,656	990	21,659,962	24,270,473
Cash and cash equivalents at end of the year	35,917,907	1,801	19,745,656	21,659,962
Non-cash transactions related to:
Acquisitions of property, plant and equipment in accounts payable at end year	3,063,081	154	19,673,706	19,099,066
Redemption of exchangeable bond				16,446,262
Revaluation surplus	107,152,628
Non-cash transactions	$ 110,215,709	$ 5,525	$ 19,673,706	$ 35,545,328